SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                              Washington, DC 20005

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                                 www.sewkis.com


                                                 December 13, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re:    AllianceBernstein Bond Fund, Inc. (the "Fund")
              - AllianceBernstein Limited Duration High Income Portfolio
             File Nos. 2-48227 and 811-02383
             -----------------------------------------------------------

Dear Sir or Madam:

             On behalf of AllianceBernstein Bond Fund, Inc. - AllianceBernstein Limited Duration High Income Portfolio (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement that was filed electronically with the Securities and Exchange Commission on December 7, 2011.

                                                 Sincerely,


                                                 /s/Young Seo
                                                 ------------
                                                    Young Seo




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